                                                                File No. 2-54750


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.                                   ---

  Post-Effective Amendment No. 32                                X
                                                                ---
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.      25
                                                                ---

                              MASTER RESERVES TRUST
                              ---------------------
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034
              -----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 338-3200
                                                           --------------

               Rosemary D, Van Antwerp, Esq., 200 Berkeley Street,
               ---------------------------------------------------
                        Boston, Massachusetts 02116-5034
                        --------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   X   immediately upon filing pursuant to paragraph (b)
  ---
       on (date) pursuant to paragraph (b)
  ---
       60 days after filing pursuant to paragraph (a)(1)
  ---
       on (date) pursuant to paragraph (a)(1)
  ---
       75 days after filing pursuant to paragraph (a)(2)
  ---
       on (date) pursuant to paragraph (a)(2)
  ---

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                 Proposed       Proposed
Title of        Share            Maximum        Maximum
Securities      Amount           Offering       Aggregate      Amount of
Being           Being            Price Per      Offering       Registration
Registered      Registered       Unit*          Price**        Fee
-------------------------------------------------------------------------------
Shares of       581,185,244      $1.00          $290,000       $100
No Par Value
-------------------------------------------------------------------------------
* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on December 19, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 580,895,244 shares of the Fund were redeemed during its fiscal year ended December 31, 1994. All of such shares are being used for a reduction in this filing.

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite amount of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended December 31, 1994 was filed on February 25, 1995.

                              MASTER RESERVES TRUST

                                   CONTENTS OF

                       POST-EFFECTIVE AMENDMENT NO. 32 to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 32 to Registration Statement No. 2-54750 incorporates by reference, without change, all other information contained in Post-Effective Amendment No. 31 to Registration Statement No. 2-54750/811-2597.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in The Commonwealth of Massachusetts, on the 29th day of December, 1995.


                               MASTER RESERVES TRUST

                               By /s/ Rosemary D. Van Antwerp
                                  ------------------------------
                                  Rosemary D. Van Antwerp
                                  Senior Vice President
                                    and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of December, 1995.


SIGNATURES                       TITLE


/s/ George S. Bissell            Trustee, Chairman of the Board and
--------------------------       Chief Executive Officer
George S. Bissell*


/s/ Albert H. Elfner, III        President and Trustee
--------------------------
Albert H. Elfner, III*


/s/ J. Kevin Kenely              Treasurer (Principal Financial
---------------------------      and Accounting Officer)
J. Kevin Kenely*


/s/ Frederick Amling             Trustee
---------------------------
Frederick Amling*

                                 *By/s/ James M. Wall
                                    -------------------------------
                                    James M. Wall**
                                    Attorney-in-Fact

SIGNATURES                              TITLE

/s/ Charles A. Austin, III              Trustee
------------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                   Trustee
------------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                   Trustee
------------------------------
Charles F. Chapin*

/s/ Leroy Keith, Jr.                    Trustee
------------------------------
Leroy Keith, Jr.*

/s/ K. Dun Gifford                      Trustee
------------------------------
K. Dun Gifford*

/s/ F. Ray Keyser                       Trustee
------------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                 Trustee
------------------------------
David M. Richardson*

/s/ Richard J. Shima                    Trustee
-------------------------------
Richard J. Shima*

/s/ Andrew J. Simons                    Trustee
-------------------------------
Andrew J. Simons*

                                *By /s/ James M. Wall
                                        -------------------------------
                                        James M. Wall**
                                        Attorney-in-Fact

**James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and officers of the Registrant pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS

Exhibit                                                             Page Number
 Number                                                           in Sequential
 System       Exhibit                                               Numbering
-------       -------                                             -------------
  1                  Amended and Restated Declaration of Trust\3/

  2                  By-Laws\2/

  5                  Investment Advisory Agreement\3/

  6                  Distribution Agreement\3/

  8                  Custodian, Fund Accounting
                     and Recordkeeping Agreement, as amended\2/

  10                 Opinion and Consent of Counsel

  11                 Independent Auditors' Consent\4/

  13                 Subscription Agreement\1/

  17                 Financial Data Schedules (filed as exhibit 27)

  19                 Powers of Attorney

    \1/Incorporated by reference herein to Registration Statement No. 2-54750/811-2597.

    \2/Incorporated by reference herein to Post-Effective Amendment No. 26 to Registration Statement No. 2-54750/811-2597.

    \3/Incorporated by reference herein to Post-Effective Amendment No. 29 to Registration Statement No. 2-54750/811-2597.

    \4/Incorporated by reference herein to Post-Effective Amendment No. 31 to Registration Statement No. 2-54750/811-2597.